CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (146,084)	$ (361,307)	$ (302,002)
Other comprehensive loss:
Foreign currency translation adjustments	(1,078)	(5,890)	(21,538)
Other comprehensive loss	(1,078)	(5,890)	(21,538)
Total comprehensive loss	(147,162)	(367,197)	(323,540)
Comprehensive loss attributable to participation interest	12,660	35,211	52,973
Comprehensive loss attributable to Studio City International Holdings Limited	$ (134,502)	$ (331,986)	$ (270,567)